Disclosure - Capital Disclosures - Summary of Capital Comprises Net Debt and Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net debt and equity [abstract]
Total bank debt	$ 37,859		$ 38,640
Less cash and cash equivalents	(11,920)		(7,091)	$ (5,373)
Net debt	25,939		31,549
Total equity	100,696	$ 80,783	81,043	$ 67,387
Net debt and equity	$ 126,635		$ 112,592